Advance to Suppliers (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Advance to Suppliers
Advance to granaries	$ 8,542,079	52,268,983	276,093,489
Others	50,422	308,530	151,545
Total Advance to suppliers	$ 8,592,501	52,577,513	276,245,034